UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: November 30

Date of reporting period: August 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

QS U.S. LARGE CAP EQUITY FUND

FORM N-Q

AUGUST 31, 2017

QS U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited)	August 31, 2017

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.3%
CONSUMER DISCRETIONARY - 12.8%
Auto Components - 0.7%
Lear Corp.	34,935	$5,224,180

Hotels, Restaurants & Leisure - 1.4%
Las Vegas Sands Corp.	23,563	1,465,854
McDonald’s Corp.	34,089	5,453,218
Royal Caribbean Cruises Ltd.	25,324	3,151,825

Total Hotels, Restaurants & Leisure		10,070,897

Household Durables - 0.5%
NVR Inc.	1,238	3,368,412	*

Internet & Direct Marketing Retail - 1.7%
Amazon.com Inc.	9,964	9,770,698	*
Priceline Group Inc.	1,261	2,335,473	*

Total Internet & Direct Marketing Retail		12,106,171

Media - 2.8%
CBS Corp., Class B Shares, Non Voting Shares	26,523	1,699,063
Comcast Corp., Class A Shares	203,624	8,269,171
Sirius XM Holdings Inc.	412,790	2,373,542
Time Warner Inc.	46,031	4,653,734
Walt Disney Co.	32,998	3,339,398

Total Media		20,334,908

Multiline Retail - 0.3%
Target Corp.	42,282	2,305,637

Specialty Retail - 4.0%
Foot Locker Inc.	64,507	2,272,582
Home Depot Inc.	84,004	12,589,679
Lowe’s Cos. Inc.	72,975	5,392,123
Ross Stores Inc.	54,249	3,170,854
TJX Cos. Inc.	74,679	5,399,292

Total Specialty Retail		28,824,530

Textiles, Apparel & Luxury Goods - 1.4%
Coach Inc.	38,345	1,598,986
Michael Kors Holdings Ltd.	44,572	1,881,830	*
PVH Corp.	48,985	6,166,722

Total Textiles, Apparel & Luxury Goods		9,647,538

TOTAL CONSUMER DISCRETIONARY		91,882,273

CONSUMER STAPLES - 6.7%
Beverages - 2.2%
Coca-Cola Co.	90,394	4,117,447
PepsiCo Inc.	103,437	11,970,764

Total Beverages		16,088,211

Food & Staples Retailing - 1.8%
CVS Health Corp.	63,292	4,895,003
Wal-Mart Stores Inc.	71,452	5,578,258
Walgreens Boots Alliance Inc.	27,639	2,252,579

Total Food & Staples Retailing		12,725,840

Food Products - 0.6%
J.M. Smucker Co.	25,208	2,640,790
Kellogg Co.	23,481	1,537,066

Total Food Products		4,177,856

See Notes to Schedule of Investments.

QS U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2017

SECURITY	SHARES	VALUE
Household Products - 1.0%
Clorox Co.	14,678	$2,033,343
Kimberly-Clark Corp.	17,284	2,130,944
Procter & Gamble Co.	37,146	3,427,462

Total Household Products		7,591,749

Tobacco - 1.1%
Altria Group Inc.	30,118	1,909,481
Philip Morris International Inc.	49,114	5,742,900

Total Tobacco		7,652,381

TOTAL CONSUMER STAPLES		48,236,037

ENERGY - 4.8%
Energy Equipment & Services - 0.9%
Baker Hughes a GE Co.	71,196	2,413,545
National-Oilwell Varco Inc.	41,663	1,277,804
Noble Corp. PLC	192,659	628,068	*
Oceaneering International Inc.	56,762	1,279,983
Schlumberger Ltd.	18,455	1,172,077

Total Energy Equipment & Services		6,771,477

Oil, Gas & Consumable Fuels - 3.9%
Andeavor	43,155	4,321,973
Chevron Corp.	31,762	3,418,226
Exxon Mobil Corp.	98,179	7,494,003
Marathon Petroleum Corp.	80,686	4,231,981
QEP Resources Inc.	129,816	980,111	*
Valero Energy Corp.	109,761	7,474,724

Total Oil, Gas & Consumable Fuels		27,921,018

TOTAL ENERGY		34,692,495

FINANCIALS - 14.9%
Banks - 6.9%
Bank of America Corp.	302,610	7,229,353
Citigroup Inc.	181,205	12,327,376
East-West Bancorp Inc.	50,854	2,815,786
Huntington Bancshares Inc.	124,732	1,570,376
JPMorgan Chase & Co.	156,870	14,257,915
Regions Financial Corp.	392,381	5,536,496
SunTrust Banks Inc.	27,973	1,541,312
Wells Fargo & Co.	82,786	4,227,881

Total Banks		49,506,495

Capital Markets - 2.0%
Ameriprise Financial Inc.	39,033	5,406,461
Franklin Resources Inc.	48,323	2,089,003
Morgan Stanley	39,101	1,779,096
State Street Corp.	53,180	4,918,618

Total Capital Markets		14,193,178

Consumer Finance - 1.5%
American Express Co.	12,989	1,118,353
Capital One Financial Corp.	17,299	1,377,173
Discover Financial Services	92,186	5,434,365
Synchrony Financial	86,865	2,674,573

Total Consumer Finance		10,604,464

Diversified Financial Services - 0.3%
Berkshire Hathaway Inc., Class B Shares	13,029	2,360,334	*

See Notes to Schedule of Investments.

QS U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2017

SECURITY	SHARES	VALUE
Insurance - 4.2%
AFLAC Inc.	64,314	$5,309,121
Allstate Corp.	38,862	3,517,011
Assured Guaranty Ltd.	53,021	2,255,513
Everest Re Group Ltd.	12,658	3,195,892
First American Financial Corp.	32,452	1,592,095
FNF Group	34,342	1,656,658
Hartford Financial Services Group Inc.	27,049	1,462,539
Lincoln National Corp.	51,487	3,493,908
Old Republic International Corp.	68,331	1,304,439
Principal Financial Group Inc.	60,531	3,784,398
Travelers Cos. Inc.	23,128	2,802,651

Total Insurance		30,374,225

TOTAL FINANCIALS		107,038,696

HEALTH CARE - 12.3%
Biotechnology - 4.4%
AbbVie Inc.	74,880	5,638,464
Alexion Pharmaceuticals Inc.	7,000	996,870	*
Amgen Inc.	41,585	7,392,566
Biogen Inc.	20,461	6,477,134	*
Bioverativ Inc.	10,231	579,995	*
Celgene Corp.	26,081	3,623,433	*
Gilead Sciences Inc.	66,539	5,569,980
Vertex Pharmaceuticals Inc.	8,917	1,431,535	*

Total Biotechnology		31,709,977

Health Care Equipment & Supplies - 1.1%
Baxter International Inc.	65,044	4,035,330
Edwards Lifesciences Corp.	25,458	2,893,556	*
Medtronic PLC	18,898	1,523,557

Total Health Care Equipment & Supplies		8,452,443

Health Care Providers & Services - 3.4%
Aetna Inc.	19,226	3,031,940
CIGNA Corp.	34,217	6,229,547
Express Scripts Holding Co.	54,867	3,446,745	*
Humana Inc.	14,867	3,830,037
UnitedHealth Group Inc.	39,618	7,880,020

Total Health Care Providers & Services		24,418,289

Life Sciences Tools & Services - 0.4%
Charles River Laboratories International Inc.	25,784	2,805,299	*

Pharmaceuticals - 3.0%
Eli Lilly & Co.	20,978	1,705,302
Johnson & Johnson	40,444	5,353,572
Merck & Co. Inc.	89,720	5,729,519
Pfizer Inc.	194,018	6,581,091
Zoetis Inc.	34,050	2,134,935

Total Pharmaceuticals		21,504,419

TOTAL HEALTH CARE		88,890,427

INDUSTRIALS - 11.2%
Aerospace & Defense - 4.6%
Boeing Co.	58,316	13,976,013
Lockheed Martin Corp.	10,862	3,317,146
Northrop Grumman Corp.	35,274	9,601,935
United Technologies Corp.	54,149	6,482,718

Total Aerospace & Defense		33,377,812

Airlines - 1.1%
Southwest Airlines Co.	156,964	8,184,103

Building Products - 0.4%
Masco Corp.	80,005	2,941,784

Commercial Services & Supplies - 0.7%
Waste Management Inc.	62,106	4,788,994

See Notes to Schedule of Investments.

QS U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2017

SECURITY	SHARES	VALUE
Industrial Conglomerates - 1.6%
General Electric Co.	215,988	$5,302,505
Honeywell International Inc.	44,492	6,151,909

Total Industrial Conglomerates		11,454,414

Machinery - 1.7%
Allison Transmission Holdings Inc.	38,470	1,336,063
Caterpillar Inc.	26,066	3,062,495
Deere & Co.	27,769	3,219,260
Illinois Tool Works Inc.	33,973	4,671,627

Total Machinery		12,289,445

Professional Services - 0.4%
Manpowergroup Inc.	23,520	2,622,715

Road & Rail - 0.7%
Union Pacific Corp.	49,854	5,249,626

TOTAL INDUSTRIALS		80,908,893

INFORMATION TECHNOLOGY - 24.7%
Communications Equipment - 1.5%
Cisco Systems Inc.	329,626	10,617,253

Electronic Equipment, Instruments & Components - 0.3%
CDW Corp.	30,130	1,910,845

Internet Software & Services - 5.0%
Akamai Technologies Inc.	57,670	2,719,141	*
Alphabet Inc., Class A Shares	14,593	13,939,817	*
Alphabet Inc., Class C Shares	4,160	3,907,613	*
eBay Inc.	25,632	926,084	*
Facebook Inc., Class A Shares	85,658	14,730,606	*

Total Internet Software & Services		36,223,261

IT Services - 2.3%
Fiserv Inc.	21,251	2,628,961	*
International Business Machines Corp.	6,261	895,511
MasterCard Inc., Class A Shares	28,992	3,864,634
PayPal Holdings Inc.	21,297	1,313,599	*
Sabre Corp.	45,084	831,349
Visa Inc., Class A Shares	70,850	7,334,392

Total IT Services		16,868,446

Semiconductors & Semiconductor Equipment - 5.0%
Applied Materials Inc.	79,461	3,585,280
Broadcom Ltd.	8,623	2,173,600
Intel Corp.	100,411	3,521,414
Maxim Integrated Products Inc.	177,099	8,263,439
Micron Technology Inc.	51,797	1,655,950	*
QUALCOMM Inc.	93,948	4,910,662
Teradyne Inc.	85,583	3,047,611
Texas Instruments Inc.	84,986	7,038,540
Xilinx Inc.	27,898	1,842,942

Total Semiconductors & Semiconductor Equipment		36,039,438

Software - 5.0%
Adobe Systems Inc.	49,439	7,670,955	*
Citrix Systems Inc.	42,913	3,356,226	*
Intuit Inc.	14,567	2,060,502
Microsoft Corp.	249,678	18,668,424
Oracle Corp.	30,420	1,531,039
VMware Inc., Class A Shares	24,584	2,657,530	*

Total Software		35,944,676

See Notes to Schedule of Investments.

QS U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2017

SECURITY	SHARES	VALUE
Technology Hardware, Storage & Peripherals - 5.6%
Apple Inc.	217,854	$35,728,056
HP Inc.	108,454	2,069,302
Western Digital Corp.	29,871	2,636,713

Total Technology Hardware, Storage & Peripherals		40,434,071

TOTAL INFORMATION TECHNOLOGY		178,037,990

MATERIALS - 4.0%
Chemicals - 0.8%
Air Products & Chemicals Inc.	30,259	4,398,751
LyondellBasell Industries NV, Class A Shares	16,749	1,517,292

Total Chemicals		5,916,043

Construction Materials - 0.3%
Eagle Materials Inc.	19,133	1,860,684

Containers & Packaging - 2.1%
Avery Dennison Corp.	46,949	4,425,413
Crown Holdings Inc.	37,842	2,233,813	*
Packaging Corp. of America	19,614	2,204,810
Sealed Air Corp.	87,490	3,882,806
WestRock Co.	42,107	2,396,309

Total Containers & Packaging		15,143,151

Metals & Mining - 0.8%
Steel Dynamics Inc.	164,308	5,660,411

TOTAL MATERIALS		28,580,289

REAL ESTATE - 2.7%
Equity Real Estate Investment Trusts (REITs) - 2.2%
Brandywine Realty Trust	88,098	1,513,524
CoreCivic Inc.	62,755	1,681,834
Essex Property Trust Inc.	7,666	2,038,926
Kimco Realty Corp.	91,440	1,794,053
Liberty Property Trust	35,532	1,513,663
Mid-America Apartment Communities Inc.	16,089	1,712,835
Prologis Inc.	39,940	2,530,598
Retail Properties of America Inc., Class A Shares	237,828	3,170,247

Total Equity Real Estate Investment Trusts (REITs)		15,955,680

Real Estate Management & Development - 0.5%
CBRE Group Inc., Class A Shares	40,634	1,466,075	*
Realogy Holdings Corp.	54,304	1,840,906

Total Real Estate Management & Development		3,306,981

TOTAL REAL ESTATE		19,262,661

TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.6%
AT&T Inc.	76,230	2,855,576
Verizon Communications Inc.	30,851	1,479,922

Total Diversified Telecommunication Services		4,335,498

Wireless Telecommunication Services - 0.2%
Sprint Corp.	162,043	1,336,855	*

TOTAL TELECOMMUNICATION SERVICES		5,672,353

UTILITIES - 3.4%
Electric Utilities - 2.4%
American Electric Power Co. Inc.	60,717	4,470,593
Edison International	69,258	5,553,106
Entergy Corp.	18,150	1,436,935
FirstEnergy Corp.	114,136	3,718,551
PG&E Corp.	32,533	2,289,673

Total Electric Utilities		17,468,858

See Notes to Schedule of Investments.

QS U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2017

SECURITY		SHARES	VALUE
Multi-Utilities - 1.0%
Ameren Corp.		27,749	$1,664,662
CenterPoint Energy Inc.		112,106	3,320,580
CMS Energy Corp.		49,892	2,421,758

Total Multi-Utilities			7,407,000

TOTAL UTILITIES			24,875,858

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $477,114,107)			708,077,972

	RATE
SHORT-TERM INVESTMENTS - 1.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $10,935,146)	0.934%	10,935,146	10,935,146

TOTAL INVESTMENTS - 99.8% (Cost - $488,049,253)			719,013,118
Other Assets in Excess of Liabilities - 0.2%			1,269,476

TOTAL NET ASSETS - 100.0%			$720,282,594

*	Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS U.S. Large Cap Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$708,077,972	—	—	$708,077,972

Short-Term Investments†	10,935,146	—	—	10,935,146

Total Investments	$719,013,118	—	—	$719,013,118

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: October 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: October 25, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: October 25, 2017